SCHEDULE OF LEASE LIABILITIES (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities
Lease liabilities, beginning	$ 14,286	$ 15,454
Additions	10,384	10,442
De-recognised	(1,724)	(3,799)
Accretion of interest	791	827
Lease payments	(9,573)	(8,638)
Lease liabilities, ending	$ 14,164	$ 14,286